Related Party Transactions	6 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 5 – Related Party Transactions

Office Lease – A non-employee director of the Company is also the CEO of The Doctors Laboratory (“TDL”).  The Company leases its UK office space from TDL and has incurred expenses of approximately $67,000 and $74,000 plus VAT during the six months ended June 30, 2017 and 2016, respectively.